Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 13,023	$ 18,358	$ 9,498
Other current liabilities:
Employees and social debts	3,720	3,283	3,254
Others	1,418	1,132	1,350
Total other current liabilities	5,138	4,415	4,604
Deferred revenue	$ 740	$ 335	$ 1,222